Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 271,687,500.00
Previously Paid Amount	0.00
Total Fee Amount	37,521.00
Total Offset Amount	0.00
Net Fee	$ 37,521.00